Long-term Investments - Summary of Long Term Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Long-term Investments [Abstract]
Investment without readily determinable fair value	$ 163	¥ 1,065	¥ 1,715
Total long-term investments	$ 163	¥ 1,065	¥ 1,715